Risk Management - Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	$ (3,666)	$ (4,101)	$ (3,195)
Gains/(losses) recognized in the Shareholders' Equity	(5,060)	(5,635)	(5,635)
Guarantees given as collateral	287	22
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(530)	(786)	(41)
Fair value hedges [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(370)	(416)	(121)
Guarantees given as collateral	57	(48)
Fair value hedges [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(166)	(370)	89
Guarantees given as collateral	230	70
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	6		(9)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(3,136)	(3,315)	(3,154)
Gains/(losses) recognized in the Shareholders' Equity	$ (5,060)	$ (5,635)	$ (5,635)